SUPPLEMENT DATED MARCH 3, 2017
TO THE PROSPECTUS FOR
PRINCIPAL LIFETIME INCOME SOLUTIONS II
VARIABLE ANNUITYSM
DATED DECEMBER 28, 2016

This supplement updates information contained in the Statutory Prospectus for the variable annuity product referenced above. Please retain this supplement for future reference.

On April 1, 2017, please remove the following under “Principal Variable Contracts Funds - Class 2” in the Target Income Protector Rider table on the second page of the prospectus:

•	Diversified Balanced Managed Volatility Account(2)

•	Diversified Growth Managed Volatility Account(2)

On April 1, 2017, please add the following under “Principal Variable Contracts Funds - Class 2” in the Target Income Protector Rider table on the second page of the prospectus:

•	Diversified Balanced Volatility Control Account(2)

•	Diversified Growth Volatility Control Account(2)

4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
On April 1, 2017, in the GMWB Investment Options section, please remove the following under the Target Income Protector Rider:

•	Diversified Balanced Managed Volatility Account

•	Diversified Growth Managed Volatility Account

and add the following alphabetically under the Target Income Protector Rider:

•	Diversified Balanced Volatility Control Account

•	Diversified Growth Volatility Control Account

TABLE OF SEPARATE ACCOUNT DIVISIONS
On April 1, 2017, add the following alphabetically in the list:

Diversified Balanced Volatility Control Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Volatility Control Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility.

Diversified Growth Volatility Control Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Volatility Control Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, while seeking to control volatility.

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450